FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - Exchange Rate Variation [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation)	(10.00%)
Effect on Income Statement	$ 70.7	$ 51.9
Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation)	10.00%
Effect on Income Statement	$ (70.7)	$ (51.9)